Transactions with Related Parties, Thalassa (Details) - USD ($)			12 Months Ended
	Sep. 03, 2021	Sep. 03, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Repayment of loan			$ 0	$ 5,000,000	$ 0
Interest expense			0	204,167	305,000
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense			$ 0	204,167	305,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount						$ 5,000,000
Proceeds from related party debt		$ 5,000,000
Interest rate	6.00%
Term of extension			6 months
Repayment of loan	$ 5,000,000
Accrued loan interest	$ 609,167
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense				$ 204,167	$ 305,000